Shareholders' Equity (Details 1)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	75.40%	82.23%
Risk-free interest	1.76%	2.49%
Expected life	5 years 6 months	6 years 3 months